500 Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Communication Services (10.8%)
*	Facebook Inc. Class A	49,260,439	12,901,309
*	Alphabet Inc. Class A	6,156,153	9,022,458
*	Alphabet Inc. Class C	6,015,480	8,840,349
	Verizon Communications Inc.	84,781,905	5,043,675
	Walt Disney Co.	37,023,981	4,593,936
*	Netflix Inc.	8,935,830	4,468,183
	Comcast Corp. Class A	93,399,937	4,320,681
	AT&T Inc.	145,981,352	4,161,928
*	Charter Communications Inc. Class A	3,064,641	1,913,378
*	T-Mobile US Inc.	11,920,100	1,363,183
	Activision Blizzard Inc.	15,814,694	1,280,199
*	Electronic Arts Inc.	5,917,115	771,651
*	Twitter Inc.	16,205,689	721,153
*	Take-Two Interactive Software Inc.	2,342,682	387,058
	ViacomCBS Inc. Class B	11,548,849	323,483
	Omnicom Group Inc.	4,402,065	217,902
	CenturyLink Inc.	20,226,839	204,089
	Fox Corp. Class A	6,972,035	194,032
*	Live Nation Entertainment Inc.	2,914,508	157,034
*	DISH Network Corp. Class A	5,059,900	146,889
	News Corp. Class A	10,410,214	145,951
	Interpublic Group of Cos. Inc.	7,991,709	133,222
*	Discovery Inc. Class C	6,377,740	125,004
	Fox Corp. Class B	3,276,866	91,654
*,^	Discovery Inc. Class A	3,259,298	70,955
	News Corp. Class B	14,719	206
			61,599,562
Consumer Discretionary (11.5%)
*	Amazon.com Inc.	8,723,083	27,466,633
	Home Depot Inc.	22,055,088	6,124,919
	McDonald's Corp.	15,245,465	3,346,227
	NIKE Inc. Class B	25,505,917	3,202,013
	Lowe's Cos. Inc.	15,484,018	2,568,179
	Starbucks Corp.	23,951,003	2,057,870
	Target Corp.	10,257,090	1,614,671
*	Booking Holdings Inc.	839,012	1,435,281
	TJX Cos. Inc.	24,567,083	1,367,158
	Dollar General Corp.	5,102,479	1,069,582
	General Motors Co.	25,802,013	763,482
*	Chipotle Mexican Grill Inc. Class A	573,027	712,679
	eBay Inc.	13,623,216	709,770
*	O'Reilly Automotive Inc.	1,517,494	699,686
	Ross Stores Inc.	7,292,426	680,529
	Yum! Brands Inc.	6,175,173	563,793

*	AutoZone Inc.	478,580	563,595
	Ford Motor Co.	80,057,331	533,182
	Best Buy Co. Inc.	4,719,998	525,289
	DR Horton Inc.	6,782,241	512,941
	Aptiv plc	5,532,112	507,184
	Marriott International Inc. Class A	5,448,687	504,439
	Hilton Worldwide Holdings Inc.	5,681,582	484,753
	VF Corp.	6,546,891	459,919
	Lennar Corp. Class A	5,566,434	454,666
*	Dollar Tree Inc.	4,862,160	444,110
	Domino's Pizza Inc.	806,008	342,779
	Tractor Supply Co.	2,381,412	341,352
	Las Vegas Sands Corp.	6,728,036	313,930
*	CarMax Inc.	3,340,248	307,002
*	Etsy Inc.	2,441,392	296,947
*	NVR Inc.	71,289	291,082
	Garmin Ltd.	3,055,071	289,804
	Genuine Parts Co.	2,954,779	281,206
	Darden Restaurants Inc.	2,666,528	268,626
*	Ulta Beauty Inc.	1,153,448	258,349
	Tiffany & Co.	2,211,965	256,256
	Expedia Group Inc.	2,781,860	255,069
	PulteGroup Inc.	5,498,929	254,545
	Royal Caribbean Cruises Ltd.	3,648,541	236,170
	Whirlpool Corp.	1,276,372	234,712
	Advance Auto Parts Inc.	1,417,527	217,590
	Hasbro Inc.	2,612,906	216,140
	MGM Resorts International	8,385,326	182,381
	BorgWarner Inc.	4,249,696	164,633
^	Carnival Corp.	10,617,872	161,179
*	LKQ Corp.	5,741,502	159,212
	L Brands Inc.	4,786,163	152,248
	Wynn Resorts Ltd.	1,990,225	142,918
	Newell Brands Inc.	7,743,967	132,887
*	Mohawk Industries Inc.	1,225,622	119,608
	Hanesbrands Inc.	7,123,338	112,193
	Leggett & Platt Inc.	2,714,769	111,767
*,^	Norwegian Cruise Line Holdings Ltd.	5,651,580	96,699
	Tapestry Inc.	5,651,637	88,335
	PVH Corp.	1,453,930	86,712
	Gap Inc.	4,214,036	71,765
	Ralph Lauren Corp. Class A	985,803	67,005
*	Under Armour Inc. Class A	3,935,356	44,194
*	Under Armour Inc. Class C	3,910,679	38,481
	Lennar Corp. Class B	76,975	5,054
	Wyndham Hotels & Resorts Inc.	216	11
			65,971,391
Consumer Staples (7.0%)
	Procter & Gamble Co.	51,008,129	7,089,620
	Walmart Inc.	28,449,206	3,980,328
	PepsiCo Inc.	28,368,754	3,931,909
	Coca-Cola Co.	79,205,751	3,910,388
	Costco Wholesale Corp.	9,046,249	3,211,418
	Philip Morris International Inc.	31,906,796	2,392,691
	Mondelez International Inc. Class A	29,264,240	1,681,231
	Altria Group Inc.	38,076,565	1,471,278
	Colgate-Palmolive Co.	17,567,191	1,355,309

Kimberly-Clark Corp.	6,987,780	1,031,816
Estee Lauder Cos. Inc. Class A	4,621,588	1,008,662
General Mills Inc.	12,517,224	772,062
Constellation Brands Inc. Class A	3,442,526	652,393
Sysco Corp.	10,419,282	648,288
* Monster Beverage Corp.	7,564,554	606,677
Clorox Co.	2,586,140	543,529
Walgreens Boots Alliance Inc.	14,736,353	529,330
Archer-Daniels-Midland Co.	11,385,185	529,297
Kroger Co.	14,939,531	506,599
McCormick & Co. Inc.	2,539,511	492,919
Church & Dwight Co. Inc.	5,067,336	474,860
Hershey Co.	3,020,096	432,901
Kraft Heinz Co.	13,274,537	397,572
Tyson Foods Inc. Class A	6,028,243	358,560
Conagra Brands Inc.	10,009,088	357,425
Kellogg Co.	5,197,767	335,724
Brown-Forman Corp. Class B	3,738,410	281,577
Hormel Foods Corp.	5,746,399	280,941
J M Smucker Co.	2,336,304	269,890
Campbell Soup Co.	4,149,484	200,711
Lamb Weston Holdings Inc.	2,979,732	197,467
Molson Coors Beverage Co. Class B	3,856,762	129,433
		40,062,805
Energy (2.0%)
Exxon Mobil Corp.	86,631,318	2,974,053
Chevron Corp.	38,259,117	2,754,656
ConocoPhillips	21,976,564	721,710
Kinder Morgan Inc.	39,886,940	491,806
Phillips 66	8,947,749	463,851
Schlumberger Ltd.	28,442,745	442,569
EOG Resources Inc.	11,930,183	428,771
Williams Cos. Inc.	21,265,633	417,870
Marathon Petroleum Corp.	13,331,446	391,145
Valero Energy Corp.	8,353,884	361,890
Pioneer Natural Resources Co.	3,365,035	289,359
ONEOK Inc.	9,096,363	236,324
Hess Corp.	5,604,675	229,399
Halliburton Co.	17,990,395	216,784
Baker Hughes Co. Class A	13,450,090	178,752
Concho Resources Inc.	4,033,912	177,976
Occidental Petroleum Corp.	17,140,240	171,574
Cabot Oil & Gas Corp.	8,172,731	141,879
Diamondback Energy Inc.	3,232,444	97,361
Noble Energy Inc.	9,938,883	84,978
Devon Energy Corp.	7,828,040	74,053
Apache Corp.	7,727,882	73,183
National Oilwell Varco Inc.	7,956,402	72,085
Marathon Oil Corp.	16,172,633	66,146
HollyFrontier Corp.	3,045,335	60,024
TechnipFMC plc	8,649,432	54,578
		11,672,776
Financials (9.6%)
* Berkshire Hathaway Inc. Class B	39,960,647	8,509,220
JPMorgan Chase & Co.	61,441,244	5,914,949
Bank of America Corp.	156,214,133	3,763,199

Wells Fargo & Co.	84,414,473	1,984,584
Citigroup Inc.	42,654,721	1,838,845
S&P Global Inc.	4,937,587	1,780,494
BlackRock Inc.	2,905,519	1,637,405
Goldman Sachs Group Inc.	7,049,397	1,416,717
American Express Co.	13,362,104	1,339,551
CME Group Inc.	7,347,588	1,229,325
Marsh & McLennan Cos. Inc.	10,377,933	1,190,349
Morgan Stanley	24,550,613	1,187,022
Intercontinental Exchange Inc.	11,498,940	1,150,469
Progressive Corp.	11,994,041	1,135,476
Chubb Ltd.	9,247,670	1,073,839
Truist Financial Corp.	27,612,251	1,050,646
US Bancorp	28,087,718	1,006,945
Aon plc Class A	4,746,124	979,125
Moody's Corp.	3,307,254	958,608
PNC Financial Services Group Inc.	8,698,138	956,012
Charles Schwab Corp.	23,778,287	861,487
Capital One Financial Corp.	9,355,609	672,294
MSCI Inc. Class A	1,713,668	611,403
Allstate Corp.	6,398,857	602,388
T. Rowe Price Group Inc.	4,650,764	596,321
MetLife Inc.	15,806,854	587,541
Bank of New York Mellon Corp.	16,697,560	573,394
Travelers Cos. Inc.	5,187,461	561,231
Willis Towers Watson plc	2,640,105	551,307
Prudential Financial Inc.	8,093,010	514,068
Aflac Inc.	13,583,804	493,771
American International Group Inc.	17,649,162	485,881
State Street Corp.	7,219,952	428,360
Arthur J Gallagher & Co.	3,923,049	414,196
First Republic Bank	3,525,517	384,493
Ameriprise Financial Inc.	2,463,882	379,709
MarketAxess Holdings Inc.	777,986	374,670
Discover Financial Services	6,277,035	362,687
Northern Trust Corp.	4,262,735	332,365
Fifth Third Bancorp	14,590,760	311,075
Synchrony Financial	11,119,329	290,993
Nasdaq Inc.	2,354,768	288,954
Hartford Financial Services Group Inc.	7,336,650	270,429
* SVB Financial Group	1,060,384	255,150
M&T Bank Corp.	2,627,683	241,983
Cincinnati Financial Corp.	3,063,691	238,876
KeyCorp	19,991,474	238,498
Regions Financial Corp.	19,688,253	227,006
E*TRADE Financial Corp.	4,532,812	226,867
Citizens Financial Group Inc.	8,741,721	220,991
Principal Financial Group Inc.	5,230,789	210,644
Cboe Global Markets Inc.	2,226,762	195,376
Huntington Bancshares Inc.	20,835,030	191,057
W R Berkley Corp.	2,883,462	176,324
Loews Corp.	4,880,013	169,580
Everest Re Group Ltd.	819,690	161,922
Globe Life Inc.	2,007,823	160,425
Raymond James Financial Inc.	2,192,153	159,501
Assurant Inc.	1,223,373	148,407
* Berkshire Hathaway Inc. Class A	438	140,160

Lincoln National Corp.	3,726,559	116,753
Franklin Resources Inc.	5,485,946	111,639
Comerica Inc.	2,847,572	108,920
Zions Bancorp NA	3,356,131	98,066
People's United Financial Inc.	8,705,157	89,750
Invesco Ltd.	7,700,324	87,861
Unum Group	4,161,183	70,033
		55,097,586
Health Care (14.2%)
Johnson & Johnson	53,942,767	8,030,999
UnitedHealth Group Inc.	19,470,949	6,070,458
Merck & Co. Inc.	51,820,724	4,298,529
Pfizer Inc.	113,852,727	4,178,395
Abbott Laboratories	36,275,660	3,947,880
Thermo Fisher Scientific Inc.	8,105,105	3,578,566
AbbVie Inc.	36,159,142	3,167,179
Amgen Inc.	12,000,005	3,049,921
Medtronic plc	27,540,909	2,862,051
Danaher Corp.	12,935,936	2,785,495
Bristol-Myers Squibb Co.	46,180,366	2,784,214
Eli Lilly and Co.	16,265,477	2,407,616
* Intuitive Surgical Inc.	2,397,719	1,701,278
Gilead Sciences Inc.	25,687,093	1,623,167
Zoetis Inc.	9,735,227	1,609,915
CVS Health Corp.	26,813,382	1,565,902
* Vertex Pharmaceuticals Inc.	5,336,907	1,452,279
Stryker Corp.	6,695,186	1,395,076
Anthem Inc.	5,152,994	1,384,043
Becton Dickinson and Co.	5,939,030	1,381,894
Cigna Corp.	7,523,483	1,274,553
* Regeneron Pharmaceuticals Inc.	2,141,966	1,199,030
Humana Inc.	2,710,522	1,121,858
* Boston Scientific Corp.	29,312,611	1,120,035
* Edwards Lifesciences Corp.	12,738,658	1,016,800
* Illumina Inc.	2,991,398	924,581
* Biogen Inc.	3,243,615	920,149
Baxter International Inc.	10,371,828	834,102
* DexCom Inc.	1,961,759	808,696
* Centene Corp.	11,872,724	692,536
* IDEXX Laboratories Inc.	1,742,621	685,042
HCA Healthcare Inc.	5,402,129	673,537
Agilent Technologies Inc.	6,317,308	637,669
* IQVIA Holdings Inc.	3,918,960	617,746
Zimmer Biomet Holdings Inc.	4,242,274	577,543
* Alexion Pharmaceuticals Inc.	4,490,676	513,868
ResMed Inc.	2,968,975	508,971
McKesson Corp.	3,323,117	494,912
* Align Technology Inc.	1,469,019	480,898
* Mettler-Toledo International Inc.	491,143	474,321
Cerner Corp.	6,257,334	452,343
West Pharmaceutical Services Inc.	1,513,076	415,945
* Laboratory Corp. of America Holdings	1,995,424	375,678
* Hologic Inc.	5,307,300	352,776
* Incyte Corp.	3,807,784	341,711
Cooper Cos. Inc.	1,006,515	339,316
Teleflex Inc.	952,767	324,341
* Varian Medical Systems Inc.	1,867,239	321,165

Quest Diagnostics Inc.	2,752,091	315,087
STERIS plc	1,742,116	306,943
AmerisourceBergen Corp. Class A	3,010,939	291,820
PerkinElmer Inc.	2,292,131	287,685
* Catalent Inc.	3,358,294	287,671
Cardinal Health Inc.	5,990,170	281,239
* ABIOMED Inc.	922,647	255,629
* Waters Corp.	1,268,131	248,148
* Bio-Rad Laboratories Inc. Class A	437,996	225,769
Dentsply Sirona Inc.	4,480,317	195,924
* Henry Schein Inc.	2,922,754	171,800
Universal Health Services Inc. Class B	1,592,988	170,482
* Mylan NV	10,598,147	157,171
* DaVita Inc.	1,542,795	132,140
Perrigo Co. plc	2,797,304	128,424
		81,230,911
Industrials (8.3%)
Union Pacific Corp.	13,908,438	2,738,154
United Parcel Service Inc. Class B	14,487,228	2,414,007
Honeywell International Inc.	14,378,525	2,366,849
Lockheed Martin Corp.	5,040,120	1,931,777
3M Co.	11,801,925	1,890,432
Raytheon Technologies Corp.	31,299,084	1,800,949
Boeing Co.	10,870,766	1,796,503
Caterpillar Inc.	11,094,687	1,654,773
Deere & Co.	6,420,511	1,422,978
FedEx Corp.	4,938,558	1,242,146
CSX Corp.	15,675,154	1,217,489
Illinois Tool Works Inc.	5,894,734	1,138,922
Norfolk Southern Corp.	5,226,979	1,118,521
General Electric Co.	179,341,051	1,117,295
Northrop Grumman Corp.	3,176,616	1,002,191
Waste Management Inc.	7,963,182	901,193
Roper Technologies Inc.	2,145,421	847,677
Eaton Corp. plc	8,197,517	836,393
Emerson Electric Co.	12,243,935	802,835
L3Harris Technologies Inc.	4,429,465	752,300
General Dynamics Corp.	4,761,845	659,182
Cummins Inc.	3,025,814	638,931
Johnson Controls International plc	15,245,573	622,782
Verisk Analytics Inc. Class A	3,327,253	616,573
PACCAR Inc.	7,092,283	604,830
IHS Markit Ltd.	7,642,580	600,019
Trane Technologies plc	4,904,351	594,653
Cintas Corp.	1,781,312	592,874
Parker-Hannifin Corp.	2,634,118	532,987
Stanley Black & Decker Inc.	3,271,721	530,673
Fastenal Co.	11,753,961	529,986
TransDigm Group Inc.	1,110,616	527,676
Fortive Corp.	6,905,078	526,236
Rockwell Automation Inc.	2,376,052	524,347
Otis Worldwide Corp.	8,340,998	520,645
Carrier Global Corp.	16,682,424	509,481
AMETEK Inc.	4,704,768	467,654
Southwest Airlines Co.	12,083,655	453,137
* Copart Inc.	4,233,181	445,161
Republic Services Inc. Class A	4,306,687	402,029

Delta Air Lines Inc.	13,064,894	399,524
Equifax Inc.	2,488,315	390,417
Old Dominion Freight Line Inc.	1,970,764	356,551
Kansas City Southern	1,932,832	349,514
WW Grainger Inc.	921,701	328,835
Dover Corp.	2,948,870	319,481
Expeditors International of Washington Inc.	3,434,051	310,850
Xylem Inc.	3,686,205	310,084
Masco Corp.	5,356,983	295,330
CH Robinson Worldwide Inc.	2,761,405	282,188
IDEX Corp.	1,546,502	282,097
* Ingersoll Rand Inc.	7,609,367	270,893
* United Rentals Inc.	1,476,133	257,585
Jacobs Engineering Group Inc.	2,669,448	247,645
Fortune Brands Home & Security Inc.	2,829,398	244,800
* Teledyne Technologies Inc.	755,274	234,294
Wabtec Corp.	3,663,076	226,671
JB Hunt Transport Services Inc.	1,709,019	215,986
* United Airlines Holdings Inc.	5,964,789	207,276
Allegion plc	1,891,405	187,079
Textron Inc.	4,671,273	168,586
Snap-on Inc.	1,115,870	164,178
Rollins Inc.	3,023,822	163,861
Pentair plc	3,401,117	155,669
Quanta Services Inc.	2,827,179	149,445
A O Smith Corp.	2,771,573	146,339
Howmet Aerospace Inc.	8,048,805	134,576
^ American Airlines Group Inc.	10,426,931	128,147
Robert Half International Inc.	2,349,918	124,405
Huntington Ingalls Industries Inc.	829,965	116,818
Nielsen Holdings plc	7,306,452	103,605
Alaska Air Group Inc.	2,535,569	92,878
Flowserve Corp.	2,664,443	72,713
		47,331,560
Information Technology (28.0%)
Apple Inc.	329,382,290	38,145,763
Microsoft Corp.	155,050,324	32,611,735
Visa Inc. Class A	34,293,727	6,857,717
NVIDIA Corp.	12,641,527	6,841,847
Mastercard Inc. Class A	18,098,652	6,120,421
* Adobe Inc.	9,827,692	4,819,795
* PayPal Holdings Inc.	24,039,338	4,736,471
* salesforce.com Inc.	18,644,692	4,685,784
Intel Corp.	87,138,125	4,512,012
Cisco Systems Inc.	86,734,513	3,416,472
Broadcom Inc.	8,240,346	3,002,123
Accenture plc Class A	13,034,777	2,945,729
QUALCOMM Inc.	23,116,766	2,720,381
Texas Instruments Inc.	18,766,716	2,679,699
Oracle Corp.	39,609,482	2,364,686
International Business Machines Corp.	18,246,619	2,220,066
* Advanced Micro Devices Inc.	24,055,222	1,972,288
* ServiceNow Inc.	3,929,801	1,905,953
Fidelity National Information Services Inc.	12,694,805	1,868,802
Intuit Inc.	5,364,085	1,749,818
Automatic Data Processing Inc.	8,809,390	1,228,822
* Fiserv Inc.	11,387,687	1,173,501

Applied Materials Inc.	18,712,593	1,112,464
Global Payments Inc.	6,131,129	1,088,766
* Micron Technology Inc.	22,762,966	1,068,949
* Autodesk Inc.	4,492,851	1,037,893
Lam Research Corp.	2,983,801	989,876
Analog Devices Inc.	7,572,234	883,983
Cognizant Technology Solutions Corp. Class A	11,109,897	771,249
* Synopsys Inc.	3,109,644	665,402
Amphenol Corp. Class A	6,113,611	661,921
TE Connectivity Ltd.	6,762,218	660,939
KLA Corp.	3,185,353	617,130
* Cadence Design Systems Inc.	5,712,625	609,137
* ANSYS Inc.	1,757,770	575,195
Motorola Solutions Inc.	3,478,568	545,474
HP Inc.	28,141,648	534,410
Microchip Technology Inc.	5,172,606	531,537
Paychex Inc.	6,564,595	523,658
Xilinx Inc.	5,006,061	521,832
Corning Inc.	15,591,150	505,309
Skyworks Solutions Inc.	3,422,514	497,976
* VeriSign Inc.	2,070,828	424,209
* FleetCor Technologies Inc.	1,722,640	410,161
* Keysight Technologies Inc.	3,833,888	378,711
Maxim Integrated Products Inc.	5,469,285	369,778
* Akamai Technologies Inc.	3,333,276	368,460
CDW Corp.	2,922,632	349,342
Citrix Systems Inc.	2,530,264	348,443
* Fortinet Inc.	2,751,308	324,132
* Paycom Software Inc.	1,002,693	312,138
Broadridge Financial Solutions Inc.	2,359,691	311,479
* Qorvo Inc.	2,339,819	301,860
* Tyler Technologies Inc.	824,980	287,555
* Zebra Technologies Corp.	1,093,107	275,966
Teradyne Inc.	3,397,002	269,926
Jack Henry & Associates Inc.	1,569,577	255,197
NortonLifeLock Inc.	12,115,209	252,481
Hewlett Packard Enterprise Co.	26,371,147	247,098
Leidos Holdings Inc.	2,737,320	244,032
* Arista Networks Inc.	1,122,344	232,247
* Gartner Inc.	1,827,321	228,324
Western Digital Corp.	6,195,041	226,429
Seagate Technology plc	4,570,203	225,174
NetApp Inc.	4,545,697	199,283
Western Union Co.	8,427,419	180,600
* F5 Networks Inc.	1,254,612	154,029
Juniper Networks Inc.	6,803,003	146,264
* IPG Photonics Corp.	730,292	124,128
FLIR Systems Inc.	2,689,907	96,433
DXC Technology Co.	5,201,794	92,852
Xerox Holdings Corp.	3,670,577	68,897
		160,688,613
Materials (2.6%)
Linde plc	10,763,942	2,563,218
Air Products & Chemicals Inc.	4,525,890	1,348,082
Sherwin-Williams Co.	1,678,902	1,169,758
Newmont Corp.	16,453,673	1,043,986
Ecolab Inc.	5,086,947	1,016,575

DuPont de Nemours Inc.	15,034,673	834,124
Dow Inc.	15,183,440	714,381
PPG Industries Inc.	4,834,944	590,250
Ball Corp.	6,691,283	556,179
Freeport-McMoRan Inc.	29,754,145	465,355
Corteva Inc.	15,337,198	441,865
LyondellBasell Industries NV Class A	5,266,415	371,230
Vulcan Materials Co.	2,713,431	367,778
Amcor plc	32,133,165	355,071
International Paper Co.	8,054,585	326,533
Martin Marietta Materials Inc.	1,275,538	300,211
FMC Corp.	2,653,729	281,056
Nucor Corp.	6,187,638	277,577
Celanese Corp. Class A	2,423,003	260,352
Avery Dennison Corp.	1,710,304	218,645
Eastman Chemical Co.	2,772,003	216,549
Packaging Corp. of America	1,942,298	211,808
Albemarle Corp.	2,180,935	194,714
Westrock Co.	5,320,932	184,849
^ International Flavors & Fragrances Inc.	1,482,061	181,478
CF Industries Holdings Inc.	4,385,716	134,685
Mosaic Co.	7,074,387	129,249
Sealed Air Corp.	3,188,697	123,753
		14,879,311
Real Estate (2.6%)
American Tower Corp.	9,088,078	2,196,861
Prologis Inc.	15,136,614	1,523,046
Crown Castle International Corp.	8,598,574	1,431,663
Equinix Inc.	1,814,454	1,379,221
Digital Realty Trust Inc.	5,511,502	808,868
SBA Communications Corp. Class A	2,293,503	730,435
Public Storage	3,116,025	694,001
Weyerhaeuser Co.	15,290,277	436,079
Welltower Inc.	7,900,272	435,226
AvalonBay Communities Inc.	2,883,661	430,646
Realty Income Corp.	7,069,575	429,477
Simon Property Group Inc.	6,267,278	405,367
Alexandria Real Estate Equities Inc.	2,403,232	384,517
Equity Residential	7,015,909	360,127
* CBRE Group Inc. Class A	6,868,050	322,592
Ventas Inc.	7,642,706	320,688
Healthpeak Properties Inc.	11,027,235	299,389
Extra Space Storage Inc.	2,643,631	282,842
Duke Realty Corp.	7,589,344	280,047
Mid-America Apartment Communities Inc.	2,342,431	271,605
Essex Property Trust Inc.	1,335,615	268,178
Boston Properties Inc.	2,900,652	232,922
UDR Inc.	6,041,728	197,021
Iron Mountain Inc.	5,908,625	158,292
Host Hotels & Resorts Inc.	14,452,787	155,946
Regency Centers Corp.	3,235,977	123,032
Vornado Realty Trust	3,215,278	108,387
Federal Realty Investment Trust	1,411,964	103,695
Apartment Investment and Management Co.	3,049,392	102,825
Kimco Realty Corp.	8,849,049	99,640

	SL Green Realty Corp.			1,503,049	69,696
					15,042,331
Utilities (2.9%)
	NextEra Energy Inc.			10,032,240	2,784,549
	Dominion Energy Inc.			17,213,593	1,358,669
	Duke Energy Corp.			15,068,120	1,334,433
	Southern Co.			21,639,225	1,173,279
	American Electric Power Co. Inc.			10,165,753	830,847
	Xcel Energy Inc.			10,763,975	742,822
	Exelon Corp.			19,966,798	714,013
	Sempra Energy			5,926,701	701,484
	WEC Energy Group Inc.			6,463,182	626,282
	Eversource Energy			7,021,109	586,614
	Public Service Enterprise Group Inc.			10,362,671	569,014
	American Water Works Co. Inc.			3,712,946	537,932
	Consolidated Edison Inc.			5,853,751	455,422
	DTE Energy Co.			3,947,392	454,108
	PPL Corp.			15,751,993	428,612
	Entergy Corp.			4,102,274	404,197
	Ameren Corp.			5,062,112	400,312
	Edison International			7,749,246	393,972
	CMS Energy Corp.			5,864,587	360,144
	FirstEnergy Corp.			11,105,590	318,841
	Alliant Energy Corp.			5,113,096	264,091
	AES Corp.			13,621,279	246,681
	Atmos Energy Corp.			2,526,272	241,486
	Evergy Inc.			4,645,173	236,068
	CenterPoint Energy Inc.			11,155,770	215,864
	NiSource Inc.			7,850,422	172,709
	Pinnacle West Capital Corp.			2,306,812	171,973
	NRG Energy Inc.			5,003,904	153,820
					16,878,238
Total Common Stocks (Cost $352,110,310)					570,455,084
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
1,2 Vanguard Market Liquidity Fund		0.117%		32,104,824	3,210,482

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.135%	10/20/20	17,000	16,999
3	United States Cash Management Bill	0.165%	11/3/20	5,500	5,500
3	United States Cash Management Bill	0.145%	12/15/20	81,000	80,984
3	United States Cash Management Bill	0.097%	1/5/21	9,732	9,729
3	United States Cash Management Bill	0.115%	2/16/21	58,500	58,478
					171,690
Total Temporary Cash Investments (Cost $3,381,213)					3,382,172
Total Investments (100.1%) (Cost $355,491,523)					573,837,256
Other Assets and Liabilities —Net (-0.1%)					(858,978)
Net Assets (100%)					572,978,278
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $345,733,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $355,660,000 was received for securities on loan.
3 Securities with a value of $121,940,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		December 2020		13,214	2,214,666	18,692

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Consolidated Edison
Inc.	9/2/21	BOANA	45,408	(0.550)	1,264	—
Consolidated Edison
Inc.	9/2/21	BOANA	29,522	(0.556)	1,564	—

International Flavors
& Fragrances Inc.	2/2/21	GSI	92,514	(0.151)	—	(727)
JPMorgan Chase &
Co.	9/2/21	BOANA	100,190	(0.607)	—	(3,967)
Kroger Co.	2/2/21	GSI	30,490	(0.151)	1,188	—
Netflix Inc.	9/2/21	BOANA	52,956	(0.157)	—	(2,960)
Raymond James
Financial Inc.	9/2/21	BOANA	23,473	(0.557)	—	(813)

Visa Inc. Class A	9/2/21	BOANA	52,998	(0.057)	—	(3,007)
Welltower Inc.	2/2/21	GSI	36,251	(0.151)	—	(3,655)

Williams Cos. Inc.	9/2/21	BOANA	40,698	(0.550)	—	(3,370)

Williams Cos. Inc.	9/2/21	BOANA	14,518	(0.556)	—	(765)
Williams Cos. Inc.	9/2/21	BOANA	20,670	(0.552)	—	(1,022)

500 Index Fund

4,016	(20,286)
1 Based on 1M USD LIBOR as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily av ailable, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial

500 Index Fund

strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

500 Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	570,455,084	—	—	570,455,084
Temporary Cash Investments	3,210,482	171,690	—	3,382,172
Total	573,665,566	171,690	—	573,837,256
Derivative Financial Instruments
Assets
Futures Contracts[1]	15,260	—	—	15,260
Swap Contracts	—	4,016	—	4,016
Total	15,260	4,016	—	19,276
Liabilities
Futures Contracts[1]	2,752	—	—	2,752
Swap Contracts	—	20,286	—	20,286
Total	2,752	20,286	—	23,038
1 Represents variation margin on the last day of the reporting period.